Property and Equipment, Net - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) Aircraft	Dec. 31, 2017 USD ($) Aircraft	Dec. 31, 2016 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft purchased	$ 441,175	$ 337,083
Expansion expenses for VIP Room	4,267
Aeronautical training and emergency practice exercises expense	886
Charges assocaited with repair and improvements	84,662	60,027	$ 59,579
Net gain on sale and leaseback transactions	70,070
Financial leasing	53,990
Amortization recognized in comprehensive income	4,747
Loss from operating lease	16,080
Impairment loss	38,881
Balance	5,313,317	4,881,016	$ 4,649,929
Land and buildings	14,867
Colombia [member]
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation value of lands and building	20,448
Airbus and Boeing [member]
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized loan costs	$ 16,355	$ 10,443
Average interest rate	7.16%	7.30%
Number of aircraft order under Pre-delivery payments | Aircraft	29
A-330-330 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft purchased | Aircraft	2
A321-200 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft purchased | Aircraft	2
B-787 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft purchased | Aircraft	1
320 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft purchased | Aircraft	1
A-318 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft purchased | Aircraft		10
A-320 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft purchased | Aircraft		1
B787-8 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft purchased | Aircraft		1
A-300-F [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft purchased | Aircraft		1
A-320-NEO [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft purchased | Aircraft		2
Fuselage [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carried out and capitalized engine maintenance	$ 16,441	$ 27,821
Engine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carried out and capitalized engine maintenance	197,674	$ 143,786
Multimedia Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	5,610
Furniture and Office Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	726
Airbus A320 M S N 2605 Flight Simulator Model [member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost of Airbus A320 MSN 2605 flight simulator capitalized	25,963
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation value of lands and building	917
Balance	54,536
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation value of lands and building	(967)
Balance	79,049
Bogota Air Bridger [member]
Disclosure of detailed information about property, plant and equipment [line items]
Charges assocaited with repair and improvements	607
Alfonso Bonilla International Airport [member]
Disclosure of detailed information about property, plant and equipment [line items]
Charges assocaited with repair and improvements	295
Santa Marta VIP Lounge Simon Bolivar International Airport [member]
Disclosure of detailed information about property, plant and equipment [line items]
Charges assocaited with repair and improvements	207
CCTV [member]
Disclosure of detailed information about property, plant and equipment [line items]
Charges assocaited with repair and improvements	270
Center of Operational Excellence Building [member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost of project	$ 43,443